EMPLOYEE BENEFIT PLANS - Components of Benefit Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Gains (losses) arising from settlements, net defined benefit liability (asset)	$ (1)
Current service cost	2	$ 3
Interest cost	1	1
Net pension expense	2	4
Present value of defined benefit obligation [member]
Employee Benefits [Abstract]
Gains (losses) arising from settlements, net defined benefit liability (asset)	1	0
Current service cost	2	3
Interest cost	$ 6	$ 6